Consolidated Statements of Cash Flows (Parenthetical) (7 5/8% senior subordinated notes)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
7 5/8% senior subordinated notes
Senior subordinated notes
Interest rate of debt (as a percent)	7.625%	7.625%	7.625%